/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending February 28, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
2/01/99     Shares of        13,700            6.5             7.49      Merrill
            Beneficial                                                   Lynch
            Interest
2/09/99     Shares of        100,000           6.5             7.44      Merrill
            Beneficial                                                   Lynch
            Interest
2/16/99     Shares of        18,500            6.4375          7.37      Merrill
            Beneficial                                                   Lynch
            Interest
2/19/99     Shares of        75,000            6.4375          7.37      Merrill
            Beneficial                                                   Lynch
            Interest
2/23/99     Shares of        17,000            6.4375          7.36      Merrill
            Beneficial                                                   Lynch
            Interest
2/24/99     Shares of        8,600             6.4375          7.34      Merrill
            Beneficial                                                   Lynch
            Interest
2/24/99     Shares of        70,000            6.5             7.34      Merrill
            Beneficial                                                   Lynch
            Interest
2/25/99     Shares of        25,000            6.4375          7.3       Merrill
            Beneficial                                                   Lynch
            Interest
2/25/99     Shares of        70,000            6.5             7.3       Merrill
            Beneficial                                                   Lynch
            Interest
2/26/99     Shares of        12,900            6.4375          7.31      Merrill
            Beneficial                                                   Lynch
            Interest

Total Shares Repurchased:  410,700
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer